ACQUISITIONS - Previously reported preliminary estimates and adjusted final estimates of fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
ACQUISITIONS
Goodwill expected to be deductible for income and mining tax purposes	$ 0
Revenue	8,285,753	$ 6,626,909
Earnings before income and mining taxes	$ 2,821,555	2,359,069
Yamana Gold Inc.
ACQUISITIONS
Cash and cash equivalents			$ 1,049
Inventories			165,423
Other current assets			29,890
Property, plant and mine development			3,765,516
Goodwill			2,882,228
Other assets			233,275
Accounts payable and accrued and other liabilities			(117,905)
Reclamation provision			(208,291)
Deferred income and mining tax liabilities			(1,164,400)
Other liabilities			(29,671)
Total assets acquired, net of liabilities assumed			5,557,114
Acquisition costs		18,400
Revenue		493,800
Earnings before income and mining taxes		108,200
Pro forma total consolidated revenue		6,765,300
Pro forma income before income and mining taxes		$ 2,408,300
Previously stated | Yamana Gold Inc.
ACQUISITIONS
Cash and cash equivalents			1,049
Inventories			165,423
Other current assets			29,890
Property, plant and mine development			4,949,392
Goodwill			2,078,562
Other assets			330,215
Accounts payable and accrued and other liabilities			(117,905)
Reclamation provision			(203,341)
Deferred income and mining tax liabilities			(1,646,500)
Other liabilities			(29,671)
Total assets acquired, net of liabilities assumed			5,557,114
Business Combination Adjustment | Yamana Gold Inc.
ACQUISITIONS
Property, plant and mine development			(1,183,876)
Goodwill			803,666
Other assets			(96,940)
Reclamation provision			(4,950)
Deferred income and mining tax liabilities			$ 482,100